Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Schedule of property, plant and equipment

	Useful lives in years from	December 31,
	date of acquisition	2010	2011
		$000	$000
Leasehold improvements	5 to 15 yrs	844	844
Research and laboratory equipment	3 to 5 yrs	6,281	6,251
Office equipment and furniture	3 to 5 yrs	1,267	1,273
		8,392	8,368
Less: accumulated depreciation and amortization		(7,984)	(8,201)
		408	167